SCHEDULE OF CHANGE IN THE FAIR VALUE OF CONVERSION OPTION (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Related Party Transactions [Abstract]
Beginning fair value
Initial measurement	220,000
Change in fair value	10,000
Elimination of conversion option upon conversion of promissory note on June 25, 2020	(230,000)
Ending fair value